LEASES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Abstract]
Gain from finance subleases	$ 0	$ 301	$ 274
Financing income on the net investment in the lease	199	245	361
Total	$ 199	$ 546	$ 635